List of Global Blue entities	12 Months Ended
Mar. 31, 2025
Disclosure of subsidiaries [abstract]
List of Global Blue entities	List of Global Blue entities
The consolidated financial statements represent the financial statements of Global Blue Group Holding AG based in Brüttisellen, Switzerland, and its subsidiaries as of March 31, 2025. The following table includes the Group’s material subsidiaries, the ownership interests held by the Group and the country of incorporation which is also the principal place of business of each entity.

Legal Name	Country of incorporation	Ownership interest March 31, 2025	Ownership interest March 31, 2024
Global Blue Payments (Australia) Pty Limited	Australia	100%	100%
Global Blue Austria GmbH	Austria	100%	100%
Global Blue Service Company Austria GmbH	Austria	100%	100%
Global Blue France	France	100%	100%
Global Blue Holding	France	100%	100%
ShipUp SAS	France	100%	100%
Global Blue Deutschland GmbH	Germany	100%	100%
Global Blue New Holdings Germany GmbH	Germany	100%	100%
Global Blue Hellas SA	Greece	100%	100%
Global Blue Italia SrL	Italy	100%	100%
Global Blue Service Company Italia SrL	Italy	100%	100%
Global Blue Currency Choice Italia Srl	Italy	100%	100%
Global Blue TFS Japan Co Ltd	Japan	51%	51%
Global Blue Korea Co., Ltd.	Korea	100%	100%
Global Blue Malaysia Sdn. Bhd	Malaysia	100%	100%
Global Blue Holland BV	Netherlands	100%	100%
Global Blue Acquisition BV	Netherlands	100%	100%
Global Blue Norge AS	Norway	100%	100%
Global Blue Polska Sp Zoo	Poland	100%	100%
Global Refund Portugal Lda	Portugal	100%	100%
GBFTSP - Finance And Technology Services Portugal, Unipessoal LDA	Portugal	100%	100%
Global Blue Singapore Pte. Ltd.	Singapore	100%	100%
Global Blue Service Company Singapore Pte. Ltd.	Singapore	100%	100%
Global Blue Currency Choice Singapore Pte. Ltd.	Singapore	100%	100%
Global Blue Slovakia sro	Slovakia	100%	100%
Global Blue Espana SA	Spain	100%	100%
Global Blue Service AB	Sweden	100%	100%
Global Blue Currency Choice Service Europe AB	Sweden	100%	100%
Global Blue Schweiz AG	Switzerland	100%	100%
Global Blue SA	Switzerland	100%	100%
Global Blue Turkey	Turkey	60%	60%
Global Blue Service Company UK Ltd	United Kingdom	100%	100%
ZigZag Global Limited	United Kingdom	100%	100%
Global Blue Argentina SA (Sucursal Uruguay)	Uruguay	100%	100%